UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 192	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Unified Series Trust
(Exact Name of Registrant as Specified In Charter)
2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46208
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, Including Area Code: (317) 917-7000
Brian L. Blomquist
President
2960 N. Meridian St., Suite 300
Indianapolis, Indiana 46208
(Name and Address of Agent for Service)
Copies to:
Dee Anne Sjögren, Esq.
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101
(314) 552-6295
It is proposed that this filing will become effective:
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Post-Effective Amendment No. 192 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on August 16, 2011.

UNIFIED SERIES TRUST

By:	/s/ Brian L. Blomquist **** Brian L. Blomquist, President

Attest:

By:	/s/ Robert W. Silva *****
Christopher E. Kashmerick, Treasurer and Chief Financial Officer
Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated by the consent of all of Registrant’s trustees.

Signature	Title	Date

/s/ Brian L. Blomquist **** Brian L. Blomquist	President	August 16, 2011

/s/ Robert W. Silva ***** Christopher E. Kashmerick	Treasurer and CFO	August 16, 2011

/s/ Daniel Condon * Daniel Condon	Trustee	August 16, 2011

/s/ Gary E. Hippenstiel * Gary E. Hippenstiel	Trustee	August 16, 2011

/s/ Stephen Little * Stephen Little	Trustee	August 16, 2011

/s/ Ronald Tritschler * Ronald Tritschler	Trustee	August 16, 2011

/s/ Nancy V. Kelly ** Nancy V. Kelly	Trustee	August 16, 2011

/s/ Kenneth Grant *** Kenneth Grant	Trustee	August 16, 2011

* /**/***/****/*****	/s/ Carol Highsmith Carol Highsmith, Attorney in Fact

*	Signed pursuant to a Power of Attorney dated May 21, 2007 and filed with Registrant’s registration statement on Form N-1A on June 21, 2007 and incorporated herein by reference.

**	Signed pursuant to a Power of Attorney dated December 12, 2007 and filed with Registrant’s registration statement on Form N-1A on December 17, 2007 and incorporated herein by reference.

***	Signed pursuant to a Power of Attorney dated June 19, 2008 and filed with Registrant’s registration statement on Form N-1A on July 3, 2008 and incorporated herein by reference.

****	Signed pursuant to a Power of Attorney dated March 18, 2011 and filed with Registrant’s registration statement on Form N-1A on March 29, 2011 and incorporated herein by reference.

*****	Signed pursuant to a Power of Attorney dated June 24, 2011 and filed with Registrant’s registration statement on Form N-1A on June 24, 2011 and incorporated herein by reference.

EXHIBIT INDEX

Exhibit Number	Description
EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase